Other Non-Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Other Non-Current Liabilities

	SA Rand
Figures in million	2026	2025
Sibanye Beatrix ground swap royalty	66	42
Lease liability – non-current[1]	347	230
Provision for Harmony Education Benefit Fund	4	4
Total other non-current liabilities	417	276
[1]Refer to note 26 for an analysis of the lease liability.